Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,003,211	$ 4,042,199
(Impairment) reversal	0	13,926
(Write-down) recovery of assets	(32,499)	(9,106)
Ending balance	3,596,262	4,003,211
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	156,178	152,251
Ending balance	153,697	156,178
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,294,975	1,251,593
Ending balance	1,227,606	1,294,975
Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109,813	83,513
Ending balance	123,605	109,813
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,779,096	1,694,381
Ending balance	1,852,376	1,779,096
Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	663,149	860,461
Ending balance	238,978	663,149
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,164,602	7,011,398
Additions/transfers	291,463	316,064
Acquisition of QMX Gold Corporation		82,858
(Impairment) reversal		(3,923)
(Write-down) recovery of assets	(38,332)	(7,130)
Other movements/transfers	1,705	(10,947)
Assets reclassified as held for sale	(425,587)	(210,570)
Disposals	(8,638)	(13,148)
Ending balance	6,985,213	7,164,602
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	233,262	222,908
Additions/transfers	7,420	12,139
Acquisition of QMX Gold Corporation		2,357
(Impairment) reversal		0
(Write-down) recovery of assets	(44)	0
Other movements/transfers	4,691	(2,539)
Assets reclassified as held for sale	0	0
Disposals	(1,997)	(1,603)
Ending balance	243,332	233,262
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,568,179	2,400,876
Additions/transfers	21,901	80,815
Acquisition of QMX Gold Corporation		1,649
(Impairment) reversal		0
(Write-down) recovery of assets	(37,264)	(3,520)
Other movements/transfers	77,274	96,373
Assets reclassified as held for sale	0	0
Disposals	(6,357)	(8,014)
Ending balance	2,623,733	2,568,179
Cost | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109,813	83,513
Additions/transfers	181,216	134,237
Acquisition of QMX Gold Corporation		0
(Impairment) reversal		(3,923)
(Write-down) recovery of assets	(343)	0
Other movements/transfers	(167,081)	(104,014)
Assets reclassified as held for sale	0	0
Disposals	0	0
Ending balance	123,605	109,813
Cost | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,580,743	3,431,908
Additions/transfers	84,065	72,192
Acquisition of QMX Gold Corporation		78,852
(Impairment) reversal		0
(Write-down) recovery of assets	225	(696)
Other movements/transfers	86,821	(865)
Assets reclassified as held for sale	0	0
Disposals	(12)	(648)
Ending balance	3,751,842	3,580,743
Cost | Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	672,605	872,193
Additions/transfers	(3,139)	16,681
Acquisition of QMX Gold Corporation		0
(Impairment) reversal		0
(Write-down) recovery of assets	(906)	(2,914)
Other movements/transfers	0	98
Assets reclassified as held for sale	(425,587)	(210,570)
Disposals	(272)	(2,883)
Ending balance	242,701	672,605
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,161,391)	(2,969,199)
Depreciation for the year	(250,490)	(201,826)
(Impairment) reversal	(394,723)	(10,003)
(Write-down) recovery of assets	12,475
Other movements/transfers	(2,965)	9,924
Assets reclassified as held for sale	400,856	2,964
Disposals	7,287	6,749
Ending balance	(3,388,951)	(3,161,391)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(77,084)	(70,657)
Depreciation for the year	(14,303)	(8,285)
(Impairment) reversal	0	0
(Write-down) recovery of assets	0
Other movements/transfers	261	771
Assets reclassified as held for sale	0	0
Disposals	1,491	1,087
Ending balance	(89,635)	(77,084)
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,273,204)	(1,149,283)
Depreciation for the year	(139,188)	(127,287)
(Impairment) reversal	0	(10,939)
(Write-down) recovery of assets	12,475
Other movements/transfers	(1,752)	9,043
Assets reclassified as held for sale	0	0
Disposals	5,542	5,262
Ending balance	(1,396,127)	(1,273,204)
Accumulated depreciation | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation for the year	0	0
(Impairment) reversal	0	0
(Write-down) recovery of assets	0
Other movements/transfers	0	0
Assets reclassified as held for sale	0	0
Disposals	0	0
Ending balance	0	0
Accumulated depreciation | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,801,647)	(1,737,527)
Depreciation for the year	(96,999)	(66,254)
(Impairment) reversal	0	936
(Write-down) recovery of assets	0
Other movements/transfers	(820)	1,198
Assets reclassified as held for sale	0	0
Disposals	0	0
Ending balance	(1,899,466)	(1,801,647)
Accumulated depreciation | Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9,456)	(11,732)
Depreciation for the year	0	0
(Impairment) reversal	(394,723)	0
(Write-down) recovery of assets	0
Other movements/transfers	(654)	(1,088)
Assets reclassified as held for sale	400,856	2,964
Disposals	254	400
Ending balance	$ (3,723)	$ (9,456)